Components of Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Movement on the Components of the Other Comprehensive (Loss) Income

The movement on the components of the other comprehensive (loss) income for the years ended December 31, 2015, 2016 and 2017 is as follows:

	2015		2016		2017
Controlling interest:
Valuation of the derivative financial instruments, net of deferred taxes	Ps.	37,011	Ps.	48,496	Ps.	12,292
Available for sale securities, net of deferred taxes		4,011		(6,673,731)		622,424
Translation effect of foreign entities		(34,055,403)		104,178,880		(21,683,333)
Remeasurement of defined benefit plan, net of deferred taxes		(17,791,354)		14,771,770		(7,075,606)
Non-controlling interest of the items above		(1,739,497)		3,322,090		3,402,973

Other comprehensive (loss) income	Ps.	(53,545,232)	Ps.	115,647,505	Ps.	(24,721,250)